Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

Note 2. Inventories

The components of the Company’s inventories, net of excess and obsolescence reserves for raw materials and finished goods, at March 31, 2017 and December 31, 2016 were as follows:

	March 31, 2017	December 31, 2016
Raw materials and manufacturing supplies	$9.7	$7.6
Work in process	11.3	10.8
Finished goods	6.5	5.7

Total	$27.5	$24.1

Note 7. Inventories

The components of the Company’s inventories, net of excess and obsolescence reserves for raw materials and finished goods, at December 31, 2016 and 2015 were as follows:

	2016	2015
Raw materials and manufacturing supplies	$7.6	$8.0
Work in process	10.8	9.6
Finished goods	5.7	4.6

Total	$24.1	$22.2